united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2019

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2019

Advised by:
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (855) 881-2380

www.TransWesternFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.TransWesternFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW
June 30, 2019 (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	2.64%	3.77%	1.45%	1.55%
Bloomberg Barclays Capital Mortgage Backed Securities Index ***	4.17%	6.22%	2.56%	2.85%
Bloomberg Barclays Capital Short Treasury Index ****	1.38%	2.48%	0.95%	0.63%
Blended Benchmark Index *****	2.77%	4.34%	1.75%	1.74%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2019 prospectus, the total annual operating expenses are 0.70% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

****	The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2019 (Unaudited)

Holdings By Investment Type	% of Net Assets
U.S. Government Agencies	78.0%
U.S. Treasury Notes	0.3%
Short-Term Investments and Other Assets less Liabilities	21.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
Jun 30, 2019 (Unaudited)

Principal
Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 78.0%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.4% (a)
$17,273	Freddie Mac Arm Pool 420178 (b)	COF 11 +1.25	5.7740	6/1/2020	$17,363
29,562	Freddie Mac Arm Pool 420181 (b)	COF 11 +1.25	5.8930	8/1/2020	29,808
25,252	Freddie Mac Arm Pool 420198 (b)	COF 11 +1.25	5.9220	10/1/2020	25,484
36,325	Freddie Mac Arm Pool 420199 (b)	COF 11 +1.25	5.9530	11/1/2020	36,677
237,508	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	257,857
723,803	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	751,511
1,045,151	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	1,086,089
204,240	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	215,666
538,000	Freddie Mac Multifamily Structured Pass Through Cert K013 A2 (c,d)		3.9740	1/25/2021	550,248
2,150,000	Freddie Mac Multifamily Structured Pass Through Cert K064 A2 (c)		3.2240	3/25/2027	2,276,357
255,301	Freddie Mac Multifamily Structured Pass Through Cert K725 A1 (c)		2.6660	5/25/2023	258,204
276,020	Freddie Mac Multifamily Structured Pass Through Cert KF06 A (b,c)	LIBOR01M +0.33	2.7605	11/25/2021	275,872
364,421	Freddie Mac Multifamily Structured Pass Through Cert KF14 A (b,c)	LIBOR01M +0.65	3.1305	1/25/2023	364,915
403,590	Freddie Mac Multifamily Structured Pass Through Cert KI01 A (b,c)	LIBOR01M +0.16	2.6405	9/25/2022	402,815
2,655,000	Freddie Mac Multifamily Structured Pass Through Cert KJ20 A2 (c)		3.7990	12/25/2025	2,859,764
1,890,000	Freddie Mac Multifamily Structured Pass Through Cert KJ21 A2 (c)		3.7000	9/25/2026	2,032,306
3,700,000	Freddie Mac Multifamily Structured Pass Through Cert KPLB A (c)		2.7700	5/25/2025	3,796,439
2,229,505	Freddie Mac Multifamily Structured Pass Through Cert Q008 A (b,c)	LIBOR01M +0.39	2.8205	10/25/2045	2,207,262
232,085	Freddie Mac Non Gold Pool 1B2025 (b)	US0012M +1.86	4.8470	6/1/2034	244,561
173,754	Freddie Mac Non Gold Pool 1B2721 (b)	US0012M +1.73	4.7410	1/1/2035	182,304
86,357	Freddie Mac Non Gold Pool 1H2695 (b)	H15T1Y +2.17	4.6720	4/1/2036	89,406
275,829	Freddie Mac Non Gold Pool 1J1382 (b)	US0012M +1.64	4.5150	11/1/2036	288,619
78,161	Freddie Mac Non Gold Pool 1J1540 (b)	US0012M +2.18	5.3050	3/1/2037	83,123
572,690	Freddie Mac Non Gold Pool 1K0068 (b)	H15T1Y +2.51	5.0390	11/1/2036	609,986
478,320	Freddie Mac Non Gold Pool 1L1358 (b)	H15T1Y +2.50	4.9780	5/1/2036	507,592
164,032	Freddie Mac Non Gold Pool 1Q0092 (b)	H15T1Y +2.25	4.9260	3/1/2036	173,275
195,526	Freddie Mac Non Gold Pool 1Q0160 (b)	US0012M +1.77	4.5210	9/1/2035	205,284
88,204	Freddie Mac Non Gold Pool 1Q0647 (b)	US0012M +1.81	4.6910	11/1/2038	93,174
128,866	Freddie Mac Non Gold Pool 1Q1097 (b)	US0012M +1.78	4.8950	4/1/2037	136,128
138,787	Freddie Mac Non Gold Pool 1Q1104 (b)	US0012M +1.72	4.6360	4/1/2037	146,113
52,252	Freddie Mac Non Gold Pool 1Q1131 (b)	US0006M +1.71	4.4000	6/1/2037	53,150
155,831	Freddie Mac Non Gold Pool 1Q1302 (b)	US0012M +1.62	4.4380	11/1/2038	162,894
1,378,719	Freddie Mac Non Gold Pool 1Q1380 (b)	US0012M +1.91	4.9930	3/1/2038	1,460,534
126,765	Freddie Mac Non Gold Pool 1Q1446 (b)	H15T1Y +1.87	4.3970	9/1/2038	132,142
20,499	Freddie Mac Non Gold Pool 407736 (b)	H15T1Y +2.13	4.8400	1/1/2023	20,840
1,369,896	Freddie Mac Non Gold Pool 780722 (b)	H15T1Y +2.22	4.4700	8/1/2033	1,440,600
187,983	Freddie Mac Non Gold Pool 783000 (b)	H15T1Y +2.28	4.8240	1/1/2035	198,137
261,101	Freddie Mac Non Gold Pool 783028 (b)	H15T1Y +2.25	5.0000	2/1/2035	275,628
14,297	Freddie Mac Non Gold Pool 845830 (b)	US0006M +1.83	4.4780	7/1/2024	14,667
395,506	Freddie Mac Non Gold Pool 847103 (b)	H15T1Y +2.30	4.8500	1/1/2033	417,051
43,729	Freddie Mac Non Gold Pool 848565 (b)	US0012M +1.72	4.5130	12/1/2037	45,189
90,436	Freddie Mac Non Gold Pool 848568 (b)	H15T1Y +2.21	4.6590	9/1/2038	95,483
256,802	Freddie Mac Non Gold Pool 848575 (b)	H15T1Y +2.28	4.8440	2/1/2036	271,092
241,012	Freddie Mac Non Gold Pool 848685 (b)	H15T1Y +2.29	4.7900	2/1/2036	254,755
810,223	Freddie Mac Non Gold Pool 848690 (b)	H15T1Y +2.25	4.6300	3/1/2037	854,949
2,158,006	Freddie Mac Non Gold Pool 848949 (b)	H15T1Y +2.25	4.5340	9/1/2038	2,270,690
750,156	Freddie Mac Non Gold Pool 849046 (b)	US0012M +1.90	4.7710	9/1/2041	789,307
154,183	Freddie Mac Non Gold Pool 972132 (b)	H15T1Y +2.23	4.7040	11/1/2033	162,458
48,800	Freddie Mac Non Gold Pool 972257 (b)	US0012M +1.79	4.6600	5/1/2037	50,302
144,671	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	152,736
110,674	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	123,892
70,924	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	75,740
31,048	Freddie Mac REMICS 2412 OF (b,c)	LIBOR01M +0.95	3.3442	12/15/2031	31,496
54,431	Freddie Mac REMICS 2448 FV (b,c)	LIBOR01M +1.00	3.3942	3/15/2032	53,990
16,249	Freddie Mac REMICS 2450 FW (b,c)	LIBOR01M +0.50	2.8942	3/15/2032	15,965
177,778	Freddie Mac REMICS 2526 FC (b,c)	LIBOR01M +0.40	2.7943	11/15/2032	177,441
19,153	Freddie Mac REMICS 2557 WF (b,c)	LIBOR01M +0.40	2.7943	1/15/2033	18,438
91,732	Freddie Mac REMICS 2581 FD (b,c)	LIBOR01M +0.75	3.1443	12/15/2032	92,397
46,681	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	49,983
732	Freddie Mac REMICS 2874 BC (c)		5.0000	10/15/2019	725
36,724	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	36,736

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Principal
Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 78.0% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.4% (a)(continued)
$635,816	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	$660,261
1,941	Freddie Mac REMICS 2930 KT (c)		4.5000	2/15/2020	1,923
11,954	Freddie Mac REMICS 2931 DE (c)		4.0000	2/15/2020	11,860
462,738	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	522,282
4,479	Freddie Mac REMICS 3016 FL (b,c)	LIBOR01M +0.39	2.7843	8/15/2035	4,438
674,388	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	742,890
76,854	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	79,912
575,329	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	628,484
251,748	Freddie Mac REMICS 3561 W (c)		2.8119	6/15/2048	230,307
440,578	Freddie Mac REMICS 3620 AT (c,d)		4.0587	12/15/2036	465,269
132,566	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	140,931
					33,492,166
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.1% (a)
3,725,000	Fannie Mae Aces 2015-M10 A2 (c,d)		3.0920	4/25/2027	3,889,259
666,751	Fannie Mae Aces 2015-M17 FA (b,c)	LIBOR01M +0.93	3.3719	11/25/2022	667,487
2,000,000	Fannie Mae Aces 2017-M3 A2 (c,d)		2.5669	12/25/2026	2,007,194
2,970,000	Fannie Mae Aces 2017-M14 A2 (c,d)		2.9720	11/25/2027	3,065,587
28,408	Fannie Mae Pool 202436 (b)	H15T3Y +2.23	3.5460	2/1/2023	28,967
7,029	Fannie Mae Pool 303212 (b)	US0006M +2.09	4.5490	2/1/2025	7,097
252,214	Fannie Mae Pool 555375		6.0000	4/1/2033	286,979
74,202	Fannie Mae Pool 583934 (b)	H15T1Y +2.27	4.7700	5/1/2031	74,391
101,109	Fannie Mae Pool 619105 (b)	H15T1Y +2.13	4.6250	5/1/2032	102,395
25,384	Fannie Mae Pool 642012 (b)	H15T1Y +2.27	4.7650	5/1/2032	25,990
50,585	Fannie Mae Pool 684842 (b)	H15T1Y +2.43	4.9770	1/1/2030	50,894
263,981	Fannie Mae Pool 699985 (b)	H15T1Y +2.19	4.7260	4/1/2033	273,959
318	Fannie Mae Pool 70565 (b)	H15BDI6M +1.75	4.2500	2/1/2020	318
182,472	Fannie Mae Pool 721424 (b)	H15T1Y +2.29	4.4730	6/1/2033	191,640
28,083	Fannie Mae Pool 725052 (b)	H15T1Y +2.16	4.6610	7/1/2033	28,791
17,116	Fannie Mae Pool 725320 (b)	H15T1Y +2.25	4.6790	8/1/2039	18,345
149,860	Fannie Mae Pool 725392 (b)	H15T1Y +2.24	4.8410	4/1/2034	157,799
26,753	Fannie Mae Pool 732087 (b)	H15T1Y +2.43	4.6410	8/1/2033	28,149
124,543	Fannie Mae Pool 735667		5.0000	7/1/2035	135,825
7,045	Fannie Mae Pool 742230 (b)	US0006M +2.25	5.0000	9/1/2033	7,038
78,894	Fannie Mae Pool 748848 (b)	H15T1Y +2.27	4.3980	6/1/2037	83,551
159,357	Fannie Mae Pool 751930 (b)	US0012M +1.75	4.6250	10/1/2033	167,716
109,679	Fannie Mae Pool 762519		5.5000	11/1/2023	113,621
75,920	Fannie Mae Pool 766907 (b)	US0012M +1.80	4.9250	3/1/2034	80,077
63,308	Fannie Mae Pool 783245 (b)	12MTA +1.20	3.6820	4/1/2034	62,309
51,239	Fannie Mae Pool 803338 (b)	12MTA +1.20	3.6820	9/1/2044	51,629
470,457	Fannie Mae Pool 805753 (b)	H15T1Y +2.31	4.9380	1/1/2035	501,548
435,636	Fannie Mae Pool 813637 (b)	H15T1Y +2.19	4.8480	1/1/2036	459,766
153,251	Fannie Mae Pool 813844 (b)	US0006M +1.54	4.3150	1/1/2035	158,686
63,607	Fannie Mae Pool 823235 (b)	US0012M +2.47	5.3480	6/1/2035	68,263
312,284	Fannie Mae Pool 829608 (b)	H15T1Y +2.22	4.4730	8/1/2035	329,253
114,243	Fannie Mae Pool 832249 (b)	US0012M +1.57	4.3160	8/1/2035	119,730
145,634	Fannie Mae Pool 838444 (b)	H15T1Y +2.22	4.4730	8/1/2035	154,452
194,231	Fannie Mae Pool 838948 (b)	US0006M +1.51	4.3010	8/1/2035	201,094
17,883	Fannie Mae Pool 844532 (b)	12MTA +1.77	4.2630	11/1/2035	18,396
65,265	Fannie Mae Pool 846695 (b)	US0006M +2.55	5.2690	11/1/2035	69,070
292,886	Fannie Mae Pool 846749 (b)	US0006M +2.34	5.1070	1/1/2036	306,511
39,991	Fannie Mae Pool 863729 (b)	H15T1Y +2.27	4.8930	1/1/2036	41,736
44,579	Fannie Mae Pool 879683 (b)	H15T1Y +2.15	4.3890	9/1/2036	46,964
42,524	Fannie Mae Pool 880366 (b)	US0006M +1.43	4.1690	2/1/2036	43,918
245,426	Fannie Mae Pool 880373 (b)	US0012M +1.57	4.5300	2/1/2036	256,341
85,816	Fannie Mae Pool 886376 (b)	12MTA +2.38	4.8250	8/1/2036	90,477
413,380	Fannie Mae Pool 888310 (b)	US0012M +1.64	4.6230	4/1/2037	435,100
137,655	Fannie Mae Pool 888628 (b)	US0012M +1.80	4.8130	7/1/2037	145,439
480,623	Fannie Mae Pool 889819 (b)	US0012M +1.56	4.4590	4/1/2037	501,970
379,511	Fannie Mae Pool 889822 (b)	US0012M +1.60	4.4780	7/1/2035	396,516
436,658	Fannie Mae Pool 894110 (b)	12MTA +2.30	4.7610	10/1/2036	446,954
17,027	Fannie Mae Pool 89417 (b)	H15BDI6M +1.75	4.5000	7/1/2029	17,297
115,837	Fannie Mae Pool 894530 (b)	H15T1Y +2.49	5.0600	5/1/2035	123,511
10,223	Fannie Mae Pool 899633		5.5000	7/1/2037	11,100
266,604	Fannie Mae Pool 900197 (b)	US0012M +2.08	4.8420	10/1/2036	282,889
30,890	Fannie Mae Pool 906281 (b)	US0012M +0.81	4.8210	1/1/2037	32,655
1,068,267	Fannie Mae Pool 910289 (b)	US0012M +1.78	4.8040	3/1/2037	1,130,775
252,444	Fannie Mae Pool 920847 (b)	H15T1Y +2.50	4.9830	8/1/2036	268,885

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Principal
Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 78.0% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.1% (a)(continued)
$253,258	Fannie Mae Pool 964244 (b)	US0012M +1.64	4.3900	7/1/2038	$265,803
177,287	Fannie Mae Pool 964760 (b)	US0012M +1.66	4.4070	8/1/2038	183,782
145,382	Fannie Mae Pool 995008 (b)	12MTA +2.30	4.7700	10/1/2036	152,716
38,775	Fannie Mae Pool 995134 (b)	H15T1Y +2.18	4.6210	6/1/2036	40,881
85,442	Fannie Mae Pool 995269 (b)	US0006M +1.54	4.2550	7/1/2035	88,453
42,210	Fannie Mae Pool 995552 (b)	H15T1Y +2.15	4.6060	5/1/2035	44,507
35,340	Fannie Mae Pool 995949 (b)	12MTA +2.31	4.7670	9/1/2036	36,998
885,362	Fannie Mae Pool AB5519		3.5000	7/1/2042	917,667
281,388	Fannie Mae Pool AB5688		3.5000	7/1/2037	291,632
1,160,465	Fannie Mae Pool AB7016		4.0000	11/1/2042	1,224,120
542,996	Fannie Mae Pool AB9096		4.0000	4/1/2043	573,102
58,401	Fannie Mae Pool AC2472		5.0000	6/1/2040	62,548
41,161	Fannie Mae Pool AC8301 (b)	US0012M +1.81	4.8100	12/1/2039	43,482
627,121	Fannie Mae Pool AD0541 (b)	H15T1Y +2.18	4.4780	11/1/2033	659,844
331,246	Fannie Mae Pool AD0959 (b)	US0006M +2.27	4.9870	7/1/2037	351,927
203,829	Fannie Mae Pool AE0354 (b)	US0012M +1.75	4.7010	9/1/2037	215,479
137,716	Fannie Mae Pool AE0870 (b)	US0012M +1.68	4.5700	11/1/2036	144,588
151,560	Fannie Mae Pool AI4385 (b)	US0012M +1.80	4.8000	12/1/2041	159,372
897,281	Fannie Mae Pool AJ0875 (b)	US0012M +1.80	4.6620	10/1/2041	939,972
222,670	Fannie Mae Pool AL0332 (b)	H15T1Y +2.14	4.6930	9/1/2034	234,466
259,017	Fannie Mae Pool AL0361 (b)	H15T1Y +2.22	4.4110	7/1/2035	270,337
33,157	Fannie Mae Pool AL0883 (b)	US0012M +1.19	4.0700	1/1/2038	33,333
97,920	Fannie Mae Pool AL0920		5.0000	7/1/2037	106,490
1,132,414	Fannie Mae Pool AL1270 (b)	H15T1Y +2.19	4.5720	10/1/2034	1,194,315
130,175	Fannie Mae Pool AL1271 (b)	H15T1Y +2.29	4.6370	10/1/2033	136,249
549,183	Fannie Mae Pool AL1288 (b)	US0012M +1.61	4.3700	9/1/2037	574,236
1,574,115	Fannie Mae Pool AL1890 (b)	US0012M +1.88	4.9410	3/1/2037	1,669,695
92,938	Fannie Mae Pool AL2559 (b)	US0012M +1.80	4.6190	7/1/2041	97,052
1,332,424	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,380,849
6,261,463	Fannie Mae Pool AO8169		3.5000	9/1/2042	6,489,748
1,662,195	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,722,446
818,459	Fannie Mae Pool AQ9715		3.0000	1/1/2043	830,317
2,040,000	Fannie Mae Pool BL0481		3.5800	1/1/2026	2,189,715
5,141,224	Fannie Mae Pool BM1078 (b)	H15T1Y +2.19	4.5830	12/1/2040	5,419,255
1,130,935	Fannie Mae Pool MA1404		3.5000	4/1/2043	1,171,982
4,147	Fannie Mae REMICS 1999-57 FC (b,c)	LIBOR01M +0.25	2.6443	11/17/2029	4,115
481,460	Fannie Mae REMICS 2000-45 FD (b,c)	LIBOR01M +0.55	2.9318	12/18/2030	481,827
330,236	Fannie Mae REMICS 2000-45 FG (b,c)	LIBOR01M +0.55	2.9318	12/18/2030	330,488
81,695	Fannie Mae REMICS 2002-16 VF (b,c)	LIBOR01M +0.55	2.9544	4/25/2032	79,886
127,017	Fannie Mae REMICS 2002-30 FB (b,c)	LIBOR01M +1.00	3.4044	8/25/2031	129,149
30,261	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	32,079
5,638	Fannie Mae REMICS 2003-35 FG (b,c)	LIBOR01M +0.30	2.7044	5/25/2033	5,578
30,766	Fannie Mae REMICS 2003-41 JW (c)		5.0000	5/25/2023	30,896
161,857	Fannie Mae REMICS 2003-134 FC (b,c)	LIBOR01M +0.60	3.0044	12/25/2032	162,830
54,641	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	60,953
247,593	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	256,314
166,738	Fannie Mae REMICS 2008-86 LA (c,d)		3.4471	8/25/2038	173,225
183,107	Fannie Mae REMICS 2009-50 PT (c,d)		5.9140	5/25/2037	206,138
822,221	Fannie Mae REMICS 2010-60 HB (c)		5.0000	6/25/2040	904,282
233,032	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	265,213
485,407	Fannie Mae REMICS 2013-63 YF (b,c)	LIBOR01M +1.00	3.4044	6/25/2043	482,897
4,922	Fannie Mae REMICS G92-25 FA (b,c)	LIBOR01M +0.90	3.3044	5/25/2022	4,896
					51,794,427
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 22.9%
110,003	Ginnie Mae II Pool 710063 (d)		4.6500	1/20/2061	112,258
20,413	Ginnie Mae II Pool 710065 (d)		4.8100	2/20/2061	21,644
17,403	Ginnie Mae II Pool 710084 (d)		4.7000	8/20/2061	17,962
4,880	Ginnie Mae II Pool 751387 (d)		4.7420	1/20/2061	4,982
254,684	Ginnie Mae II Pool 751408 (d)		4.8170	6/20/2061	265,526
58,328	Ginnie Mae II Pool 756713 (d)		4.6320	3/20/2062	58,406
35,757	Ginnie Mae II Pool 757339 (d)		4.8620	2/20/2062	36,139
51,135	Ginnie Mae II Pool 757348 (d)		4.8490	6/20/2062	51,736
111,399	Ginnie Mae II Pool 759745 (d)		4.8150	5/20/2062	112,543
1,142,392	Ginnie Mae II Pool 765229 (d)		4.5530	11/20/2062	1,152,504

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Principal
Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 78.0% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 22.9%
$1,009,910	Ginnie Mae II Pool 766540 (d)		4.5830	7/20/2062	$1,016,316
1,253,908	Ginnie Mae II Pool 766542 (d)		4.5900	11/20/2062	1,265,083
129,951	Ginnie Mae II Pool 766556 (d)		4.7550	8/20/2062	130,982
545,812	Ginnie Mae II Pool 773431 (d)		4.5310	12/20/2061	548,966
251,251	Ginnie Mae II Pool 773437 (d)		4.4850	2/20/2062	251,950
915,416	Ginnie Mae II Pool 777428 (d)		4.2850	2/20/2063	928,833
909,041	Ginnie Mae II Pool 777432 (d)		4.5990	10/20/2062	917,335
1,096,760	Ginnie Mae II Pool 777440 (d)		4.5060	12/20/2062	1,116,604
359,975	Ginnie Mae II Pool 891616 (b)	H15T1Y +1.40	3.8100	6/20/2058	367,324
84,597	Ginnie Mae II Pool 894704 (b)	H15T1Y +0.86	3.2660	10/20/2061	85,878
2,098,198	Ginnie Mae II Pool 896363 (b)	H15T1Y +0.74	3.1490	7/20/2062	2,121,963
588,253	Ginnie Mae II Pool 896982 (b)	H15T1Y +1.14	3.5500	12/20/2061	597,482
891,839	Ginnie Mae II Pool 897906 (b)	H15T1Y +0.84	3.2460	6/20/2062	904,581
199,761	Ginnie Mae II Pool 898416 (b)	US0001M +2.00	4.5010	2/20/2063	208,027
1,144,544	Ginnie Mae II Pool 898433 (b)	US0001M +2.17	4.6680	1/20/2063	1,194,800
935,949	Ginnie Mae II Pool 898436 (b)	US0001M +2.18	4.6750	2/20/2063	974,023
576,039	Ginnie Mae II Pool 899072 (b)	US0001M +2.08	4.5860	10/20/2062	599,843
2,132,647	Ginnie Mae II Pool 899633 (b)	US0001M +2.10	4.6000	1/20/2063	2,231,577
1,376,235	Ginnie Mae II Pool 899650 (b)	US0001M +1.89	4.3850	2/20/2063	1,435,947
941,681	Ginnie Mae II Pool 899651 (b)	US0001M +2.36	4.8590	2/20/2063	984,462
2,040,647	Ginnie Mae II Pool 899765 (b)	US0001M +2.06	4.5620	2/20/2063	2,132,577
89,394	Ginnie Mae II Pool AE9606 (b)	H15T1Y +1.14	3.5500	8/20/2064	90,974
50,571	Ginnie Mae II Pool AF5211 (b)	H15T1Y +1.49	3.8960	11/20/2063	51,480
57,148	Ginnie Mae II Pool AG8190 (b)	H15T1Y +1.14	3.5470	9/20/2064	58,122
84,599	Ginnie Mae II Pool AG8209 (b)	H15T1Y +0.87	3.2810	10/20/2064	85,909
69,768	Ginnie Mae II Pool AG8275 (b)	H15T1Y +1.14	3.5470	3/20/2065	71,011
90,884	Ginnie Mae II Pool AK0197 (b)	H15T1Y +0.71	3.1190	9/20/2064	91,946
68,110	Government National Mortgage Association 2003-72 Z (c,d)		5.2867	11/16/2045	72,864
53,863	Government National Mortgage Association 2003-88 Z (c,d)		4.4995	3/16/2046	56,349
62,511	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	62,616
378,295	Government National Mortgage Association 2012-124 HT (c,d)		7.2407	7/20/2032	377,226
143,832	Government National Mortgage Association 2012-H21 CF (b,c)	US0001M +0.70	3.1671	5/20/2061	143,580
381,119	Government National Mortgage Association 2012-H29 HF (b,c)	US0001M +0.50	2.9671	10/20/2062	380,642
176,929	Government National Mortgage Association 2013-H02 GF (b,c)	US0001M +0.50	2.9671	12/20/2062	176,078
1,766,456	Government National Mortgage Association 2013-H22 FT (b,c)	H15T1Y +0.65	3.0800	4/20/2063	1,780,268
4,051,439	Government National Mortgage Association 2014-H12 HZ (c,d)		4.6011	6/20/2064	4,383,992
1,055,523	Government National Mortgage Association 2014-H14 FA (b,c)	US0001M +0.50	2.9934	7/20/2064	1,060,316
723,230	Government National Mortgage Association 2014-H15 FA (b,c)	US0001M +0.50	2.9671	7/20/2064	723,908
38,156	Government National Mortgage Association 2015-H05 FA (b,c)	US0001M +0.30	2.7671	4/20/2061	37,862
225,526	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	224,270
102,593	Government National Mortgage Association 2015-H11 FA (b,c)	US0001M +0.25	2.7171	4/20/2065	102,488
468,447	Government National Mortgage Association 2015-H13 FL (b,c)	US0001M +0.28	2.7471	5/20/2063	468,015
407,877	Government National Mortgage Association 2015-H19 FH (b,c)	US0001M +0.30	2.7671	7/20/2065	407,410
1,732,619	Government National Mortgage Association 2016-H10 FJ (b,c)	US0001M +0.60	3.0671	4/20/2066	1,735,313
1,347,496	Government National Mortgage Association 2016-H19 FJ (b,c)	US0001M +0.40	2.8671	9/20/2063	1,347,163
					35,838,055
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.6%
960,000	United States Department of Housing and Urban Development		1.8800	8/1/2019	959,665

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $121,738,012)				122,084,313

	U.S. TREASURY NOTES - 0.3%
470,000	United States Treasury Note (Cost - $468,678)		1.6250	6/30/2021	468,963

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Principal
Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	SHORT TERM INVESTMENTS - 21.0%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 11.2%		Discount Rate (%)
$17,295,000	Federal Home Loan		0.0000	7/1/2019	$17,295,000
205,000	Federal Home Loan		1.6900	7/5/2019	204,952
					17,499,952
	U.S. TREASURY BILLS - 9.8%
2,600,000	United States Treasury Bill		0.6460	7/16/2019	2,597,473
1,810,000	United States Treasury Bill		0.3220	7/25/2019	1,807,653
5,070,000	United States Treasury Bill		2.0030	9/5/2019	5,050,597
3,145,000	United States Treasury Bill		1.6440	9/12/2019	3,131,879
2,800,000	United States Treasury Bill		1.3810	10/31/2019	2,780,856
					15,368,458

	TOTAL SHORT TERM INVESTMENTS (Cost - $32,863,549)				32,868,410

	TOTAL INVESTMENTS - 99.3% (Cost - $155,070,239)				$155,421,686
	ASSETS LESS OTHER LIABILITIES - 0.7%				1,095,870
	TOTAL NET ASSETS - 100.0%				$156,517,556

12MTA - 12 Month Treasury Average

COF 11 - Cost of Funds Index

H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year

LIBOR01M - London Interbank Offered Rate 1 Month

US0001M - 1 month US Dollar USD LIBOR interest rate

US0006M - 6 month US Dollar USD LIBOR interest rate

US0012M - 12 month US Dollar USD LIBOR interest rate

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2019.

(c)	Collateralized mortgage obligation (CMO).

(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

ASSETS
Investment securities:
At cost	$155,070,239
At value	$155,421,686
Receivable for securities sold	19,925,602
Cash	3,583,272
Principal paydown receivable	43,821
Interest receivable	377,998
Prepaid expenses and other assets	5,695
TOTAL ASSETS	179,358,074

LIABILITIES
Payable for investments purchased	22,509,424
Distributions payable	156,051
Investment advisory fees payable	96,808
Payable to related parties	33,545
Distribution (12b-1) fees payable	25,583
Accrued expenses and other liabilities	19,107
TOTAL LIABILITIES	22,840,518
NET ASSETS	$156,517,556

Net Assets Consist Of:
Paid in capital	173,929,121
Accumulated loss	(17,411,565)
NET ASSETS	$156,517,556

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	16,145,313
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.69

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2019

INVESTMENT INCOME
Interest	$1,766,594
TOTAL INVESTMENT INCOME	1,766,594

EXPENSES
Investment advisory fees	364,873
Distribution (12b-1) fees	81,083
Administrative services fees	49,190
Accounting services fees	23,084
Compliance officer fees	16,120
Custodian fees	10,439
Transfer agent fees	9,905
Audit fees	9,015
Legal fees	8,083
Trustees’ fees and expenses	7,943
Printing and postage expenses	3,718
Insurance expense	2,975
Registration fees	310
Other expenses	1,343
TOTAL EXPENSES	588,081
Less: Fees waived by the Advisor	(61,457)
NET EXPENSES	526,624

NET INVESTMENT INCOME	1,239,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investment transactions	92,049
Net change in unrealized appreciation on investments	2,856,242
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,948,291

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,188,261

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,239,970	$3,531,102
Net realized gain (loss) from investment transactions	92,049	(1,817,764)
Net change in unrealized appreciation on investments	2,856,242	836,266
Net increase in net assets resulting from operations	4,188,261	2,549,604

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(2,198,262)	(6,608,295)
Net decrease in net assets from distributions to shareholders	(2,198,262)	(6,608,295)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	28,124,670
Net asset value of shares issued in reinvestment of distributions to shareholders	1,232,205	2,628,443
Payments for shares redeemed	(26,497,600)	(117,254,509)
Net decrease in net assets from shares of beneficial interest	(25,265,395)	(86,501,396)

TOTAL DECREASE IN NET ASSETS	(23,275,396)	(90,560,087)

NET ASSETS
Beginning of period	179,792,952	270,353,039
End of period	$156,517,556	$179,792,952

SHARE ACTIVITY
Shares Sold	—	2,925,327
Shares Reinvested	128,097	274,612
Shares Redeemed	(2,761,168)	(12,274,147)
Net decrease in shares of beneficial interest outstanding	(2,633,071)	(9,074,208)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,		December 31,
	2019		2018	2017		2016		2015		2014
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.57		$9.71	$9.78		$9.85		$9.98		$9.89
Income (loss) from investment operations:
Net investment income (1)	0.07		0.13	0.11		0.10		0.11		0.12
Net realized and unrealized gain (loss) on investments	0.18		(0.03)	0.02		0.01		(0.07)		0.16
Total from investment operations	0.25		0.10	0.13		0.11		0.04		0.28
Less distributions from:
Net investment income	(0.13)		(0.24)	(0.20)		(0.18)		(0.17)		(0.19)
Return of capital	—		—	—		—		—		(0.00	) (2)
Total from distributions	(0.13)		(0.24)	(0.20)		(0.18)		(0.17)		(0.19)
Net Asset Value, End of Year/Period	$9.69		$9.57	$9.71		$9.78		$9.85		$9.98
Total return (3)	2.64	% (5)	1.04%	1.31%		1.06%		0.38%		2.80%
Net assets, end of year/period (000s)	$156,518		$179,793	$270,353		$326,889		$361,006		$358,794
Ratio of gross expenses to average net assets	0.72	% (6)	0.70%	0.69%		0.67%		0.67%		0.70%
Ratio of net expenses to average net assets	0.65	% (6)	0.65%	0.65%		0.65%		0.65%		0.65%
Ratio of net investment income to average net assets	1.53	% (6)	1.33%	1.09%		1.02%		1.06%		1.23%
Portfolio Turnover Rate	221	% (5)	197%	133	% (4)	108	% (4)	27	% (4)	25	% (4)

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	The portfolio turnover rate excludes dollar roll transactions for the year ended December 31, 2017, the year ended December 31, 2016, the year ended December 31, 2015 and the year ended December 31, 2014. If these were included in the calculation the turnover percentage would be 160%, 134%, 60%, and 54%, respectively. The fund had no dollar rolls for year ended December 31, 2018.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011, and is offered at net asset value without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting standards update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$122,084,313	$—	$122,084,313
U.S. Treasury Notes	—	468,963	—	468,963
Short-Term Investments	—	32,868,410	—	32,868,410
Total	$—	$155,421,686	$—	$155,421,686

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Fund’s December 31, 2019 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio, and foreign jurisdictions where the Fund makes significant investments. he Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. For the six months ended June 30, 2019 the Fund did not hold any dollar roll transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $550,023,121 and $335,797,563, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2019, the Fund incurred $364,873 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.65% per annum of the fund’s average daily net assets. During the six months ended June 30, 2019, the Advisor waived fees of $61,457.

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of June 30, 2019, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2019	$56,832
December 31, 2020	$136,877
December 31, 2021	$144,658

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2019, pursuant to the Plan, the Advisor received $81,083 of fees.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

Pursuant to a separate servicing agreement with Gemini Fund Services LLC (“GFS”), the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2019, the Fund did not assess any redemption fees.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	(Depreciation)
$155,070,239	$1,795,177	$(1,443,730)	$351,447

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$6,608,295	$6,314,391
	$6,608,295	$6,314,391

As of December 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	(Depreciation)	(Deficits)
$—	$—	$(1,843,580)	$(14,829,872)	$(223,317)	$(2,504,795)	$(19,401,564)

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited)
June 30, 2019

The difference between book basis and tax basis undistributed net investment income (loss) and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 1,843,580.

At December 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$3,406,307	$11,423,565	$14,829,872

Permanent book and tax differences, primarily attributable to book tax treatment of distributions, resulted in reclassification as of December 31, 2018 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(76,362)	$76,362

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/19	6/30/19	1/1/2019 – 6/30/19
TransWestern	0.65%	$1,000.00	$1,026.40	$3.27

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/19	6/30/19	1/1/2019 – 6/30/19
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2380.

INVESTMENT ADVISOR

TransWestern Capital Advisors, LLC

155 S. Madison St., Suite 210

Denver, CO 80209

SUB-ADVISOR

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02111

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/05/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/05/2019

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 9/05/2019